Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Nov. 30, 2015
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Apr. 01, 2016
Document Effective Date	Apr. 01, 2016
Prospectus Date	Mar. 29, 2016
Semper MBS Total Return Fund | Institutional Class
Prospectus:
Trading Symbol	SEMMX
Semper MBS Total Return Fund | Investor Class
Prospectus:
Trading Symbol	SEMPX
Semper MBS Total Return Fund | Class A
Prospectus:
Trading Symbol	SEMOX
Semper Short Duration Fund | Institutional Class
Prospectus:
Trading Symbol	SEMIX
Semper Short Duration Fund | Investor Class
Prospectus:
Trading Symbol	SEMRX